Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
January 31, 2023
ZMP-NPRT3-0423
1.9881625.105
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	6,976	206,559
Lumen Technologies, Inc. (b)	29,212	153,363
		359,922
Entertainment - 1.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	14,641	78,329
Electronic Arts, Inc.	7,889	1,015,157
Liberty Media Corp. Liberty Formula One:
Class A (a)	672	42,793
Series C (a)	5,645	399,666
Live Nation Entertainment, Inc. (a)	4,440	357,376
Madison Square Garden Sports Corp.	541	98,375
Playtika Holding Corp. (a)	2,593	27,201
Roblox Corp. (a)	12,741	474,093
Roku, Inc. Class A (a)	3,462	199,065
Spotify Technology SA (a)	3,982	448,851
Take-Two Interactive Software, Inc. (a)	4,652	526,746
Warner Bros Discovery, Inc. (a)	67,202	995,934
World Wrestling Entertainment, Inc. Class A	1,224	103,575
		4,767,161
Interactive Media & Services - 0.4%
IAC, Inc. (a)	2,190	123,735
Match Group, Inc. (a)	7,929	429,117
Pinterest, Inc. Class A (a)	16,562	435,415
TripAdvisor, Inc. (a)	2,915	67,920
Zoominfo Technologies, Inc. (a)	7,842	221,380
		1,277,567
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	5,918	28,998
Cable One, Inc.	164	129,540
DISH Network Corp. Class A (a)	7,149	102,874
Fox Corp.:
Class A	8,496	288,354
Class B	4,020	127,434
Interpublic Group of Companies, Inc.	11,045	402,701
Liberty Broadband Corp.:
Class A (a)	513	45,975
Class C (a)	3,377	303,187
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	2,160	87,739
Series C (a)	4,379	176,474
News Corp.:
Class A	10,738	217,552
Class B	3,411	69,721
Nexstar Broadcasting Group, Inc. Class A	1,032	211,323
Omnicom Group, Inc.	5,788	497,710
Paramount Global:
Class A (b)	801	21,347
Class B (b)	15,823	366,461
Sirius XM Holdings, Inc. (b)	19,958	115,557
The New York Times Co. Class A	4,620	160,961
The Trade Desk, Inc. (a)	12,491	633,294
		3,987,202
TOTAL COMMUNICATION SERVICES		10,391,852
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.6%
Aptiv PLC (a)	7,700	870,793
BorgWarner, Inc.	6,644	314,128
Gentex Corp.	6,693	197,510
Lear Corp.	1,672	243,744
QuantumScape Corp. Class A (a)(b)	7,287	62,012
		1,688,187
Automobiles - 0.3%
Harley-Davidson, Inc.	3,824	176,019
Lucid Group, Inc. Class A (a)(b)	15,139	176,975
Rivian Automotive, Inc. (a)	14,768	286,499
Thor Industries, Inc.	1,468	139,944
		779,437
Distributors - 0.5%
Genuine Parts Co.	3,951	663,057
LKQ Corp.	7,113	419,382
Pool Corp.	1,083	417,616
		1,500,055
Diversified Consumer Services - 0.3%
ADT, Inc.	5,984	52,599
Bright Horizons Family Solutions, Inc. (a)	1,636	125,612
Grand Canyon Education, Inc. (a)	868	101,174
H&R Block, Inc.	4,414	172,058
Mister Car Wash, Inc. (a)	2,275	23,364
Service Corp. International	4,262	316,027
		790,834
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	6,607	294,210
Boyd Gaming Corp.	2,173	135,400
Caesars Entertainment, Inc. (a)	5,852	304,655
Carnival Corp. (a)	27,756	300,320
Chipotle Mexican Grill, Inc. (a)	792	1,303,933
Choice Hotels International, Inc.	916	112,567
Churchill Downs, Inc.	1,016	252,070
Darden Restaurants, Inc.	3,486	515,823
Domino's Pizza, Inc.	1,005	354,765
Draftkings Holdings, Inc. (a)	10,068	150,919
Expedia, Inc. (a)	4,306	492,176
Hilton Worldwide Holdings, Inc.	7,582	1,100,072
Hyatt Hotels Corp. Class A (a)	1,346	146,876
Las Vegas Sands Corp. (a)	9,413	555,367
Marriott Vacations Worldwide Corp.	1,066	170,603
MGM Resorts International	9,137	378,363
Norwegian Cruise Line Holdings Ltd. (a)	11,888	180,816
Penn Entertainment, Inc. (a)	4,396	155,838
Planet Fitness, Inc. (a)	2,375	201,044
Royal Caribbean Cruises Ltd. (a)	6,263	406,719
Six Flags Entertainment Corp. (a)	2,133	57,271
Travel+Leisure Co.	2,265	95,968
Vail Resorts, Inc.	1,147	300,904
Wendy's Co.	4,866	108,512
Wyndham Hotels & Resorts, Inc.	2,478	192,070
Wynn Resorts Ltd. (a)	2,966	307,396
Yum! Brands, Inc.	8,026	1,047,473
		9,622,130
Household Durables - 1.4%
D.R. Horton, Inc.	8,988	887,026
Garmin Ltd.	4,391	434,182
Leggett & Platt, Inc.	3,781	138,233
Lennar Corp.:
Class A	7,153	732,467
Class B	411	35,494
Mohawk Industries, Inc. (a)	1,497	179,730
Newell Brands, Inc.	10,740	171,410
NVR, Inc. (a)	83	437,410
PulteGroup, Inc.	6,442	366,485
Tempur Sealy International, Inc.	4,772	194,459
Toll Brothers, Inc.	3,030	180,255
TopBuild Corp. (a)	907	181,454
Whirlpool Corp.	1,515	235,719
		4,174,324
Internet & Direct Marketing Retail - 0.7%
Doordash, Inc. (a)	7,107	411,637
eBay, Inc.	15,458	765,171
Etsy, Inc. (a)	3,561	489,922
Lyft, Inc. (a)	9,039	146,884
Wayfair LLC Class A (a)(b)	2,247	135,944
		1,949,558
Leisure Products - 0.3%
Brunswick Corp.	2,055	173,298
Hasbro, Inc.	3,741	221,355
Mattel, Inc. (a)	10,012	204,846
Peloton Interactive, Inc. Class A (a)	8,768	113,370
Polaris, Inc.	1,564	179,610
YETI Holdings, Inc. (a)	2,461	110,154
		1,002,633
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	6,051	908,739
Kohl's Corp.	3,298	106,756
Macy's, Inc.	7,656	180,911
Nordstrom, Inc.	3,198	62,489
Ollie's Bargain Outlet Holdings, Inc. (a)	1,770	96,925
		1,355,820
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	1,708	260,094
AutoNation, Inc. (a)	961	121,778
AutoZone, Inc. (a)	540	1,316,979
Bath & Body Works, Inc.	6,505	299,295
Best Buy Co., Inc.	5,728	508,188
Burlington Stores, Inc. (a)	1,876	431,161
CarMax, Inc. (a)(b)	4,491	316,391
Carvana Co. Class A (a)(b)	3,020	30,713
Dick's Sporting Goods, Inc.	1,514	197,971
Five Below, Inc. (a)	1,553	306,143
Floor & Decor Holdings, Inc. Class A (a)(b)	2,947	267,499
GameStop Corp. Class A (b)	7,643	167,152
Gap, Inc.	5,503	74,676
Leslie's, Inc. (a)	4,490	69,550
Lithia Motors, Inc. Class A (sub. vtg.)	773	203,454
O'Reilly Automotive, Inc. (a)	1,766	1,399,290
Penske Automotive Group, Inc.	733	93,692
Petco Health & Wellness Co., Inc. (a)	2,277	26,618
RH (a)	541	168,787
Ross Stores, Inc.	9,705	1,147,034
Tractor Supply Co.	3,144	716,801
Ulta Beauty, Inc. (a)	1,434	737,019
Victoria's Secret & Co. (a)	2,304	97,114
Williams-Sonoma, Inc. (b)	1,886	254,497
		9,211,896
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	3,567	237,170
Carter's, Inc.	1,062	88,539
Columbia Sportswear Co.	1,026	98,393
Deckers Outdoor Corp. (a)	750	320,610
Hanesbrands, Inc.	9,946	83,944
lululemon athletica, Inc. (a)	3,181	976,185
PVH Corp.	1,843	165,686
Ralph Lauren Corp.	1,156	143,171
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,820	183,933
Tapestry, Inc.	6,885	313,749
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,900	73,101
Class C (non-vtg.) (a)	4,977	54,249
VF Corp.	9,947	307,760
		3,046,490
TOTAL CONSUMER DISCRETIONARY		35,121,364
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	269	104,536
Brown-Forman Corp.:
Class A	1,333	88,645
Class B (non-vtg.)	5,193	345,750
Molson Coors Beverage Co. Class B	4,985	262,111
		801,042
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	4,771	101,145
BJ's Wholesale Club Holdings, Inc. (a)	3,818	276,690
Casey's General Stores, Inc.	1,055	248,885
Grocery Outlet Holding Corp. (a)	2,514	76,400
Kroger Co.	18,669	833,197
Performance Food Group Co. (a)	4,319	264,841
U.S. Foods Holding Corp. (a)	5,733	218,599
		2,019,757
Food Products - 2.0%
Bunge Ltd.	3,936	390,058
Campbell Soup Co.	5,522	286,757
Conagra Brands, Inc.	13,392	498,048
Darling Ingredients, Inc. (a)	4,546	301,354
Flowers Foods, Inc.	5,338	147,809
Freshpet, Inc. (a)	1,299	82,266
Hormel Foods Corp.	8,169	370,137
Ingredion, Inc.	1,867	191,928
Kellogg Co.	7,258	497,754
Lamb Weston Holdings, Inc.	4,097	409,249
McCormick & Co., Inc. (non-vtg.)	7,141	536,432
Pilgrim's Pride Corp. (a)	1,319	32,025
Post Holdings, Inc. (a)	1,560	148,122
Seaboard Corp.	7	27,444
The Hershey Co.	4,157	933,662
The J.M. Smucker Co.	2,933	448,162
Tyson Foods, Inc. Class A	8,105	532,904
		5,834,111
Household Products - 0.4%
Church & Dwight Co., Inc.	6,919	559,470
Reynolds Consumer Products, Inc.	1,532	45,608
Spectrum Brands Holdings, Inc.	1,140	77,383
The Clorox Co.	3,509	507,717
		1,190,178
Personal Products - 0.1%
Coty, Inc. Class A (a)	9,984	99,441
Olaplex Holdings, Inc. (a)	3,600	22,716
		122,157
TOTAL CONSUMER STAPLES		9,967,245
ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	26,818	851,203
Halliburton Co.	25,582	1,054,490
NOV, Inc.	11,128	271,968
		2,177,661
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	9,532	103,899
Antero Resources Corp. (a)	8,087	233,229
APA Corp.	9,108	403,758
Cheniere Energy, Inc.	7,087	1,082,823
Chesapeake Energy Corp.	3,448	299,011
Coterra Energy, Inc.	22,356	559,571
Devon Energy Corp.	18,517	1,171,015
Diamondback Energy, Inc.	5,002	730,892
DT Midstream, Inc.	2,760	150,862
Enviva, Inc.	864	39,295
EQT Corp.	10,483	342,480
Hess Corp.	8,016	1,203,683
HF Sinclair Corp.	3,834	218,155
Marathon Oil Corp.	18,035	495,421
New Fortress Energy, Inc.	1,561	60,551
ONEOK, Inc.	12,660	866,957
Ovintiv, Inc.	7,084	348,745
PDC Energy, Inc.	2,498	169,190
Phillips 66 Co.	13,465	1,350,136
Range Resources Corp.	6,688	167,334
Southwestern Energy Co. (a)	31,366	173,140
Targa Resources Corp.	6,436	482,829
Texas Pacific Land Corp.	163	325,324
The Williams Companies, Inc.	34,700	1,118,728
Vitesse Energy, Inc. (a)	663	10,581
		12,107,609
TOTAL ENERGY		14,285,270
FINANCIALS - 14.0%
Banks - 3.2%
Bank of Hawaii Corp.	1,122	85,822
Bank OZK	3,184	145,413
BOK Financial Corp.	827	83,114
Citizens Financial Group, Inc.	13,895	601,931
Comerica, Inc.	3,711	272,053
Commerce Bancshares, Inc.	3,241	215,721
Cullen/Frost Bankers, Inc.	1,664	216,786
East West Bancorp, Inc.	4,017	315,415
Fifth Third Bancorp	19,396	703,881
First Citizens Bancshares, Inc.	312	242,636
First Hawaiian, Inc.	3,652	100,211
First Horizon National Corp.	15,079	372,904
First Republic Bank	5,177	729,336
FNB Corp., Pennsylvania	9,925	141,630
Huntington Bancshares, Inc.	40,890	620,301
KeyCorp	26,427	507,134
M&T Bank Corp.	4,896	763,776
PacWest Bancorp	3,310	91,555
Pinnacle Financial Partners, Inc.	2,131	167,774
Popular, Inc.	2,023	138,859
Prosperity Bancshares, Inc.	2,496	189,347
Regions Financial Corp.	26,624	626,729
Signature Bank	1,762	227,210
SVB Financial Group (a)	1,673	505,982
Synovus Financial Corp.	4,089	171,534
Umpqua Holdings Corp.	6,167	112,239
Webster Financial Corp.	4,918	258,933
Western Alliance Bancorp.	3,000	226,110
Wintrust Financial Corp.	1,707	156,139
Zions Bancorp NA	4,189	222,687
		9,213,162
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	1,066	184,141
Ameriprise Financial, Inc.	3,026	1,059,463
Ares Management Corp.	4,359	361,753
Bank of New York Mellon Corp.	20,914	1,057,621
Blue Owl Capital, Inc. Class A	11,811	148,582
Carlyle Group LP	5,912	212,655
Cboe Global Markets, Inc.	3,015	370,483
Coinbase Global, Inc. (a)(b)	4,547	265,909
Evercore, Inc. Class A	1,037	134,613
FactSet Research Systems, Inc.	1,080	456,775
Franklin Resources, Inc.	8,140	253,968
Interactive Brokers Group, Inc.	2,640	211,042
Invesco Ltd.	10,627	196,706
Janus Henderson Group PLC	3,863	100,129
Jefferies Financial Group, Inc.	5,714	224,446
KKR & Co. LP	16,297	909,536
Lazard Ltd. Class A	2,354	94,348
LPL Financial	2,265	537,077
MarketAxess Holdings, Inc.	1,057	384,589
Morningstar, Inc.	707	171,716
MSCI, Inc.	2,214	1,176,874
NASDAQ, Inc.	9,797	589,681
Northern Trust Corp.	5,847	566,984
Raymond James Financial, Inc.	5,545	625,310
Robinhood Markets, Inc. (a)(b)	15,953	166,071
SEI Investments Co.	2,933	183,107
State Street Corp.	10,445	953,942
Stifel Financial Corp.	2,933	197,714
T. Rowe Price Group, Inc.	6,260	729,102
Tradeweb Markets, Inc. Class A	3,060	228,092
Virtu Financial, Inc. Class A	2,691	51,963
		12,804,392
Consumer Finance - 0.8%
Ally Financial, Inc.	8,485	275,678
Credit Acceptance Corp. (a)(b)	190	87,902
Discover Financial Services	7,776	907,692
OneMain Holdings, Inc.	3,271	141,111
SLM Corp.	7,130	125,274
SoFi Technologies, Inc. (a)(b)	22,926	158,877
Synchrony Financial	12,791	469,813
Upstart Holdings, Inc. (a)(b)	1,981	37,005
		2,203,352
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	13,776	975,065
Corebridge Financial, Inc.	2,299	50,026
Equitable Holdings, Inc.	10,504	336,863
Voya Financial, Inc.	2,771	193,333
		1,555,287
Insurance - 4.7%
AFLAC, Inc.	17,554	1,290,219
Allstate Corp.	7,527	966,994
American Financial Group, Inc.	1,918	273,488
Arch Capital Group Ltd. (a)	10,083	648,841
Arthur J. Gallagher & Co.	5,923	1,159,250
Assurant, Inc.	1,515	200,874
Assured Guaranty Ltd.	1,645	102,977
Axis Capital Holdings Ltd.	2,216	138,655
Brighthouse Financial, Inc. (a)	1,959	110,233
Brown & Brown, Inc.	6,732	394,226
Cincinnati Financial Corp.	4,366	494,013
CNA Financial Corp.	778	33,890
Erie Indemnity Co. Class A	715	174,710
Everest Re Group Ltd.	1,108	387,457
F&G Annuities & Life, Inc.	535	11,481
Fidelity National Financial, Inc.	7,395	325,602
First American Financial Corp.	2,874	177,814
Globe Life, Inc.	2,544	307,442
Hanover Insurance Group, Inc.	1,011	136,060
Hartford Financial Services Group, Inc.	9,033	701,051
Kemper Corp.	1,799	105,655
Lincoln National Corp.	4,812	170,489
Loews Corp.	5,589	343,612
Markel Corp. (a)	380	535,412
Old Republic International Corp.	7,945	209,669
Primerica, Inc.	1,043	168,705
Principal Financial Group, Inc.	6,897	638,317
Prudential Financial, Inc.	10,484	1,100,191
Reinsurance Group of America, Inc.	1,900	288,363
RenaissanceRe Holdings Ltd.	1,224	239,525
Ryan Specialty Group Holdings, Inc. (a)	2,351	100,200
Unum Group	5,639	237,007
W.R. Berkley Corp.	5,863	411,231
White Mountains Insurance Group Ltd.	71	108,485
Willis Towers Watson PLC	3,067	779,601
		13,471,739
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	16,218	188,129
Annaly Capital Management, Inc.	13,324	312,714
Rithm Capital Corp.	12,349	116,204
Starwood Property Trust, Inc.	8,296	173,303
		790,350
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	8,430	119,032
New York Community Bancorp, Inc.	19,018	189,990
Rocket Companies, Inc. (b)	3,198	30,093
TFS Financial Corp.	1,429	20,363
UWM Holdings Corp. Class A	2,746	12,577
		372,055
TOTAL FINANCIALS		40,410,337
HEALTH CARE - 10.7%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	3,500	792,400
Biogen, Inc. (a)	4,081	1,187,163
BioMarin Pharmaceutical, Inc. (a)	5,256	606,280
Exact Sciences Corp. (a)	4,983	336,452
Exelixis, Inc. (a)	8,998	158,545
Horizon Therapeutics PLC (a)	6,299	691,126
Incyte Corp. (a)	5,195	442,302
Ionis Pharmaceuticals, Inc. (a)	4,017	160,158
Mirati Therapeutics, Inc. (a)	1,270	67,831
Natera, Inc. (a)	2,785	119,560
Neurocrine Biosciences, Inc. (a)	2,698	299,289
Novavax, Inc. (a)(b)	2,227	24,297
Repligen Corp. (a)	1,572	291,292
Sarepta Therapeutics, Inc. (a)	2,398	299,678
Seagen, Inc. (a)	3,869	539,648
Ultragenyx Pharmaceutical, Inc. (a)	1,897	85,991
United Therapeutics Corp. (a)	1,268	333,700
		6,435,712
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	2,235	602,847
Dentsply Sirona, Inc.	6,086	224,147
DexCom, Inc. (a)	10,971	1,174,884
Enovis Corp. (a)	1,445	90,963
Envista Holdings Corp. (a)	4,625	180,329
Globus Medical, Inc. (a)	2,171	163,911
Hologic, Inc. (a)	7,006	570,078
ICU Medical, Inc. (a)	572	110,528
IDEXX Laboratories, Inc. (a)	2,340	1,124,370
Insulet Corp. (a)	1,960	563,147
Integra LifeSciences Holdings Corp. (a)	2,062	118,153
Masimo Corp. (a)	1,348	229,268
Novocure Ltd. (a)	2,937	267,796
Penumbra, Inc. (a)	1,017	254,667
QuidelOrtho Corp. (a)	1,386	118,655
ResMed, Inc.	4,114	939,514
STERIS PLC	2,838	586,075
Tandem Diabetes Care, Inc. (a)	1,815	73,943
Teleflex, Inc.	1,335	324,966
The Cooper Companies, Inc.	1,383	482,570
Zimmer Biomet Holdings, Inc.	5,976	760,984
		8,961,795
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	2,529	212,487
agilon health, Inc. (a)	5,404	117,591
Amedisys, Inc. (a)	905	87,477
AmerisourceBergen Corp.	4,421	746,972
Cardinal Health, Inc.	7,463	576,517
Chemed Corp.	415	209,633
DaVita HealthCare Partners, Inc. (a)	1,585	130,588
Encompass Health Corp.	2,783	173,798
Enhabit Home Health & Hospice (a)	1,407	21,612
Guardant Health, Inc. (a)	2,769	87,030
Henry Schein, Inc. (a)	3,851	331,764
Laboratory Corp. of America Holdings	2,522	635,847
Molina Healthcare, Inc. (a)	1,630	508,283
Oak Street Health, Inc. (a)	3,329	96,741
Premier, Inc.	3,353	111,856
Quest Diagnostics, Inc.	3,230	479,590
Signify Health, Inc. (a)	2,290	65,173
Tenet Healthcare Corp. (a)	3,031	166,250
Universal Health Services, Inc. Class B	1,763	261,294
		5,020,503
Health Care Technology - 0.4%
Certara, Inc. (a)	3,326	64,524
Definitive Healthcare Corp. (a)	940	11,637
Doximity, Inc. (a)	3,190	112,511
Teladoc Health, Inc. (a)	4,580	134,652
Veeva Systems, Inc. Class A (a)	3,967	676,572
		999,896
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	2,624	122,882
Agilent Technologies, Inc.	8,420	1,280,514
Avantor, Inc. (a)	17,354	414,761
Azenta, Inc. (a)	2,105	117,670
Bio-Rad Laboratories, Inc. Class A (a)	608	284,216
Bio-Techne Corp.	4,430	352,894
Bruker Corp.	3,046	213,586
Charles River Laboratories International, Inc. (a)	1,434	348,821
IQVIA Holdings, Inc. (a)	5,282	1,211,744
Maravai LifeSciences Holdings, Inc. (a)	3,134	45,944
Mettler-Toledo International, Inc. (a)	626	959,608
PerkinElmer, Inc.	3,587	493,320
QIAGEN NV (a)	6,469	316,981
Sotera Health Co. (a)	2,795	48,186
Syneos Health, Inc. (a)	2,934	105,389
Waters Corp. (a)	1,683	553,000
West Pharmaceutical Services, Inc.	2,109	560,150
		7,429,666
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	5,089	272,516
Elanco Animal Health, Inc. (a)	12,662	173,849
Jazz Pharmaceuticals PLC (a)	1,751	274,312
Organon & Co.	7,247	218,352
Perrigo Co. PLC	3,816	142,795
Royalty Pharma PLC	10,596	415,257
Viatris, Inc.	34,483	419,313
		1,916,394
TOTAL HEALTH CARE		30,763,966
INDUSTRIALS - 15.7%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	1,921	375,440
BWX Technologies, Inc.	2,598	158,114
Curtiss-Wright Corp.	1,091	180,888
HEICO Corp.	1,316	224,970
HEICO Corp. Class A	2,200	294,096
Hexcel Corp.	2,379	167,910
Howmet Aerospace, Inc.	10,571	430,134
Huntington Ingalls Industries, Inc.	1,120	247,005
Mercury Systems, Inc. (a)	1,395	69,729
Spirit AeroSystems Holdings, Inc. Class A	2,957	106,896
Textron, Inc.	5,941	432,802
TransDigm Group, Inc.	1,463	1,050,068
Woodward, Inc.	1,672	170,979
		3,909,031
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	3,304	330,962
Expeditors International of Washington, Inc.	4,519	488,730
GXO Logistics, Inc. (a)	3,002	157,095
		976,787
Airlines - 0.8%
Alaska Air Group, Inc. (a)	3,518	180,614
American Airlines Group, Inc. (a)	18,402	297,008
Copa Holdings SA Class A (a)	812	74,769
Delta Air Lines, Inc. (a)	18,225	712,598
JetBlue Airways Corp. (a)	9,069	72,552
Southwest Airlines Co.	16,862	603,154
United Airlines Holdings, Inc. (a)	9,284	454,545
		2,395,240
Building Products - 1.8%
A.O. Smith Corp.	3,569	241,621
Advanced Drain Systems, Inc.	1,823	183,831
Allegion PLC	2,494	293,170
Armstrong World Industries, Inc.	1,285	99,472
Builders FirstSource, Inc. (a)	4,134	329,480
Carlisle Companies, Inc.	1,465	367,510
Carrier Global Corp.	23,789	1,083,113
Fortune Brands Home & Security, Inc.	3,669	236,687
Hayward Holdings, Inc. (a)	1,951	26,319
Lennox International, Inc.	909	236,904
Masco Corp.	6,405	340,746
MasterBrand, Inc. (a)	3,675	33,810
Owens Corning	2,652	256,316
The AZEK Co., Inc. (a)	3,150	76,010
Trane Technologies PLC	6,545	1,172,340
Trex Co., Inc. (a)	3,139	165,488
		5,142,817
Commercial Services & Supplies - 1.3%
Cintas Corp.	2,464	1,093,375
Clean Harbors, Inc. (a)	1,447	188,544
Copart, Inc. (a)	12,136	808,379
Driven Brands Holdings, Inc. (a)	1,776	51,841
IAA, Inc. (a)	3,809	158,950
MSA Safety, Inc.	1,049	143,073
Republic Services, Inc.	5,873	733,068
Rollins, Inc.	6,585	239,694
Stericycle, Inc. (a)	2,606	140,229
Tetra Tech, Inc.	1,499	233,124
		3,790,277
Construction & Engineering - 0.6%
AECOM	3,749	327,175
MasTec, Inc. (a)	1,733	170,233
MDU Resources Group, Inc.	5,766	178,227
Quanta Services, Inc.	4,053	616,826
Valmont Industries, Inc.	597	196,849
Willscot Mobile Mini Holdings (a)	5,795	280,826
		1,770,136
Electrical Equipment - 1.4%
Acuity Brands, Inc.	912	171,930
AMETEK, Inc.	6,560	950,675
ChargePoint Holdings, Inc. Class A (a)(b)	7,237	87,857
Generac Holdings, Inc. (a)	1,775	214,065
Hubbell, Inc. Class B	1,524	348,859
nVent Electric PLC	4,709	187,183
Plug Power, Inc. (a)(b)	14,820	252,236
Regal Rexnord Corp.	1,883	262,114
Rockwell Automation, Inc.	3,268	921,674
Sensata Technologies, Inc. PLC	4,310	219,164
Sunrun, Inc. (a)	5,927	155,762
Vertiv Holdings Co.	8,637	122,818
		3,894,337
Machinery - 4.1%
AGCO Corp.	1,763	243,523
Allison Transmission Holdings, Inc.	2,624	118,290
Crane Holdings Co.	1,337	154,972
Cummins, Inc.	4,015	1,001,903
Donaldson Co., Inc.	3,519	219,410
Dover Corp.	3,990	605,802
ESAB Corp.	1,434	82,900
Flowserve Corp.	3,709	127,664
Fortive Corp.	10,077	685,538
Gates Industrial Corp. PLC (a)	3,050	40,291
Graco, Inc.	4,776	326,296
IDEX Corp.	2,164	518,668
Ingersoll Rand, Inc.	11,555	647,080
ITT, Inc.	2,377	217,709
Lincoln Electric Holdings, Inc.	1,598	266,658
Middleby Corp. (a)	1,519	236,129
Nordson Corp.	1,629	396,336
Oshkosh Corp.	1,874	188,862
Otis Worldwide Corp.	11,878	976,728
PACCAR, Inc.	9,717	1,062,165
Parker Hannifin Corp.	3,643	1,187,618
Pentair PLC	4,695	260,009
Snap-On, Inc.	1,496	372,100
Stanley Black & Decker, Inc.	4,202	375,281
Timken Co.	1,741	143,371
Toro Co.	2,975	331,772
Westinghouse Air Brake Tech Co.	5,153	534,933
Xylem, Inc.	5,098	530,243
		11,852,251
Marine - 0.0%
Kirby Corp. (a)	1,700	120,326
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	3,742	354,143
CACI International, Inc. Class A (a)	658	202,723
Clarivate Analytics PLC (a)	13,418	149,208
CoStar Group, Inc. (a)	11,483	894,526
Dun & Bradstreet Holdings, Inc.	7,122	104,337
Equifax, Inc.	3,459	768,590
FTI Consulting, Inc. (a)	959	152,980
Jacobs Solutions, Inc.	3,635	449,104
KBR, Inc.	3,876	198,567
Leidos Holdings, Inc.	3,875	383,005
Manpower, Inc.	1,428	124,464
Robert Half International, Inc.	3,008	252,552
Science Applications International Corp.	1,562	162,104
TransUnion Holding Co., Inc.	5,488	393,764
Verisk Analytics, Inc.	4,424	804,239
		5,394,306
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	725	145,029
Hertz Global Holdings, Inc. (a)	5,368	96,731
J.B. Hunt Transport Services, Inc.	2,348	443,889
Knight-Swift Transportation Holdings, Inc. Class A	4,437	262,227
Landstar System, Inc.	1,018	175,941
Old Dominion Freight Lines, Inc.	2,828	942,403
RXO, Inc. (a)	2,909	53,293
Ryder System, Inc.	1,381	130,380
Schneider National, Inc. Class B	1,538	40,757
U-Haul Holding Co.	276	18,500
U-Haul Holding Co. (non-vtg.)	2,276	140,634
XPO, Inc. (a)	2,918	116,311
		2,566,095
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	2,959	133,066
Core & Main, Inc. (a)	2,020	44,581
Fastenal Co.	16,385	828,262
MSC Industrial Direct Co., Inc. Class A	1,320	109,164
SiteOne Landscape Supply, Inc. (a)	1,265	191,660
United Rentals, Inc.	1,989	877,050
Univar Solutions, Inc. (a)	4,579	157,884
W.W. Grainger, Inc.	1,284	756,892
Watsco, Inc.	937	269,266
WESCO International, Inc. (a)	1,265	188,498
		3,556,323
TOTAL INDUSTRIALS		45,367,926
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	7,008	883,148
Ciena Corp. (a)	4,184	217,652
F5, Inc. (a)	1,692	249,841
Juniper Networks, Inc.	9,097	293,833
Lumentum Holdings, Inc. (a)	1,943	116,930
Motorola Solutions, Inc.	4,689	1,205,120
Ubiquiti, Inc.	118	34,475
ViaSat, Inc. (a)	2,051	70,657
		3,071,656
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	16,682	1,330,723
Arrow Electronics, Inc. (a)	1,744	204,903
Avnet, Inc.	2,589	118,783
CDW Corp.	3,850	754,716
Cognex Corp.	4,936	270,197
Coherent Corp. (a)	3,374	146,432
Corning, Inc.	21,505	744,288
IPG Photonics Corp. (a)	925	103,693
Jabil, Inc.	3,741	294,155
Keysight Technologies, Inc. (a)	5,103	915,223
Littelfuse, Inc.	689	176,859
National Instruments Corp.	3,716	200,664
TD SYNNEX Corp.	1,327	135,553
Teledyne Technologies, Inc. (a)	1,317	558,750
Trimble, Inc. (a)	7,014	407,233
Vontier Corp.	4,479	103,151
Zebra Technologies Corp. Class A (a)	1,468	464,152
		6,929,475
IT Services - 3.4%
Affirm Holdings, Inc. (a)(b)	6,173	99,941
Akamai Technologies, Inc. (a)	4,415	392,714
Amdocs Ltd.	3,443	316,515
Broadridge Financial Solutions, Inc.	3,321	499,346
Cloudflare, Inc. (a)	8,051	425,978
Concentrix Corp.	1,208	171,306
DXC Technology Co. (a)	6,555	188,325
EPAM Systems, Inc. (a)	1,562	519,599
Euronet Worldwide, Inc. (a)	1,340	150,991
FleetCor Technologies, Inc. (a)	2,047	427,434
Gartner, Inc. (a)	2,186	739,174
Genpact Ltd.	5,132	242,641
Global Payments, Inc.	7,641	861,294
Globant SA (a)	1,159	187,967
GoDaddy, Inc. (a)	4,447	365,232
Jack Henry & Associates, Inc.	2,065	371,886
Kyndryl Holdings, Inc. (a)	5,793	77,568
MongoDB, Inc. Class A (a)	1,886	404,000
Okta, Inc. (a)	4,302	316,670
Paychex, Inc.	9,182	1,063,827
Shift4 Payments, Inc. (a)	1,441	92,282
SS&C Technologies Holdings, Inc.	6,273	378,576
The Western Union Co.	10,943	155,062
Thoughtworks Holding, Inc. (a)	2,462	26,590
Toast, Inc. (a)	7,272	162,238
Twilio, Inc. Class A (a)	4,971	297,465
VeriSign, Inc. (a)	2,644	576,524
WEX, Inc. (a)	1,236	228,623
Wix.com Ltd. (a)	1,566	136,211
		9,875,979
Semiconductors & Semiconductor Equipment - 2.4%
Allegro MicroSystems LLC (a)	1,888	72,065
Cirrus Logic, Inc. (a)	1,555	140,556
Enphase Energy, Inc. (a)	3,728	825,305
Entegris, Inc.	4,219	340,515
First Solar, Inc. (a)	3,023	536,885
GlobalFoundries, Inc. (a)(b)	1,813	107,475
Lattice Semiconductor Corp. (a)	3,863	292,777
Microchip Technology, Inc.	15,157	1,176,486
MKS Instruments, Inc.	1,631	166,884
Monolithic Power Systems, Inc.	1,293	551,542
onsemi (a)	12,357	907,622
Qorvo, Inc. (a)	2,881	313,049
Skyworks Solutions, Inc.	4,574	501,631
Teradyne, Inc.	4,456	453,175
Universal Display Corp.	1,238	164,072
Wolfspeed, Inc. (a)(b)	3,507	270,074
		6,820,113
Software - 5.2%
Alteryx, Inc. Class A (a)	1,708	94,777
ANSYS, Inc. (a)	2,479	660,306
AppLovin Corp. (a)	6,218	78,969
Aspen Technology, Inc. (a)	767	152,441
Bentley Systems, Inc. Class B	4,806	187,674
Bill.Com Holdings, Inc. (a)	2,816	325,586
Black Knight, Inc. (a)	4,392	266,111
Cadence Design Systems, Inc. (a)	7,770	1,420,589
CCC Intelligent Solutions Holdings, Inc. Class A (a)	4,905	45,371
Ceridian HCM Holding, Inc. (a)	3,886	280,880
Confluent, Inc. (a)	3,547	81,936
Coupa Software, Inc. (a)	2,137	170,789
Crowdstrike Holdings, Inc. (a)	5,988	634,129
Datadog, Inc. Class A (a)	7,563	565,788
DocuSign, Inc. (a)	5,630	341,403
Dolby Laboratories, Inc. Class A	1,733	137,877
DoubleVerify Holdings, Inc. (a)	2,102	57,153
Dropbox, Inc. Class A (a)	7,613	176,850
Dynatrace, Inc. (a)	5,646	216,976
Elastic NV (a)	2,209	129,978
Fair Isaac Corp. (a)	691	460,171
Five9, Inc. (a)	1,997	157,324
Fortinet, Inc. (a)	18,380	962,009
Gen Digital, Inc.	15,922	366,365
Guidewire Software, Inc. (a)	2,328	170,503
HubSpot, Inc. (a)	1,320	458,053
Informatica, Inc. (a)	1,026	18,263
Jamf Holding Corp. (a)	1,901	37,773
Manhattan Associates, Inc. (a)	1,768	230,476
nCino, Inc. (a)	1,996	57,086
NCR Corp. (a)	3,605	98,849
New Relic, Inc. (a)	1,514	92,430
Nutanix, Inc. Class A (a)	6,549	182,521
Palantir Technologies, Inc. (a)	52,351	407,291
Paycom Software, Inc. (a)	1,456	471,657
Paycor HCM, Inc. (a)	1,541	38,695
Paylocity Holding Corp. (a)	1,127	234,743
Pegasystems, Inc.	1,172	45,567
Procore Technologies, Inc. (a)	2,030	113,579
PTC, Inc. (a)	2,998	404,370
RingCentral, Inc. (a)	2,417	94,336
SentinelOne, Inc. (a)	5,446	82,180
Smartsheet, Inc. (a)	3,621	156,463
Splunk, Inc. (a)	4,629	443,319
Synopsys, Inc. (a)	4,342	1,535,976
Teradata Corp. (a)	2,906	101,361
Tyler Technologies, Inc. (a)	1,169	377,318
UiPath, Inc. Class A (a)	10,751	165,135
Unity Software, Inc. (a)(b)	7,077	251,375
Zoom Video Communications, Inc. Class A (a)	7,191	539,325
Zscaler, Inc. (a)	2,404	298,481
		15,078,577
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc.	7,182	291,733
Hewlett Packard Enterprise Co.	36,589	590,181
HP, Inc.	28,671	835,473
NetApp, Inc.	6,184	409,566
Pure Storage, Inc. Class A (a)	8,021	232,128
Western Digital Corp. (a)	9,049	397,704
		2,756,785
TOTAL INFORMATION TECHNOLOGY		44,532,585
MATERIALS - 6.5%
Chemicals - 3.4%
Albemarle Corp.	3,333	938,073
Ashland, Inc.	1,443	157,677
Axalta Coating Systems Ltd. (a)	6,291	189,359
Celanese Corp. Class A	3,078	379,210
CF Industries Holdings, Inc.	5,573	472,033
Corteva, Inc.	20,368	1,312,718
DuPont de Nemours, Inc.	14,277	1,055,784
Eastman Chemical Co.	3,416	301,189
Element Solutions, Inc.	6,407	131,215
FMC Corp.	3,586	477,404
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	24,571	47,913
Huntsman Corp.	5,198	164,725
International Flavors & Fragrances, Inc.	7,260	816,460
LyondellBasell Industries NV Class A	7,315	707,287
NewMarket Corp.	166	57,189
Olin Corp.	3,590	231,878
PPG Industries, Inc.	6,713	874,972
RPM International, Inc.	3,629	326,283
The Chemours Co. LLC	4,277	155,640
The Mosaic Co.	9,671	479,101
The Scotts Miracle-Gro Co. Class A	1,149	82,946
Valvoline, Inc.	5,021	184,070
Westlake Corp.	943	115,753
		9,658,879
Construction Materials - 0.5%
Eagle Materials, Inc.	1,038	151,631
Martin Marietta Materials, Inc.	1,770	636,563
Vulcan Materials Co.	3,771	691,337
		1,479,531
Containers & Packaging - 1.4%
Amcor PLC	42,697	514,926
Aptargroup, Inc.	1,869	216,131
Ardagh Group SA (a)	363	3,895
Ardagh Metal Packaging SA	4,170	23,435
Avery Dennison Corp.	2,316	438,743
Ball Corp.	8,779	511,289
Berry Global Group, Inc.	3,569	220,314
Crown Holdings, Inc.	3,276	288,812
Graphic Packaging Holding Co.	8,703	209,655
International Paper Co.	10,111	422,842
Packaging Corp. of America	2,596	370,449
Sealed Air Corp.	4,156	227,583
Silgan Holdings, Inc.	2,389	128,743
Sonoco Products Co.	2,765	168,969
WestRock Co.	7,229	283,666
		4,029,452
Metals & Mining - 1.2%
Alcoa Corp.	5,023	262,402
Cleveland-Cliffs, Inc. (a)	14,547	310,578
MP Materials Corp. (a)	2,570	83,551
Nucor Corp.	7,297	1,233,339
Reliance Steel & Aluminum Co.	1,662	378,022
Royal Gold, Inc.	1,866	237,038
SSR Mining, Inc.	5,842	98,963
Steel Dynamics, Inc.	4,739	571,713
United States Steel Corp.	6,617	188,518
		3,364,124
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,018	137,406
TOTAL MATERIALS		18,669,392
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.	4,609	740,851
American Homes 4 Rent Class A	8,763	300,483
Americold Realty Trust	7,652	240,349
Apartment Income (REIT) Corp.	4,260	162,988
AvalonBay Communities, Inc.	3,976	705,501
Boston Properties, Inc.	4,461	332,523
Brixmor Property Group, Inc.	8,490	199,770
Camden Property Trust (SBI)	2,952	363,716
Cousins Properties, Inc.	4,314	118,290
CubeSmart	6,379	292,094
Douglas Emmett, Inc.	4,814	80,635
EastGroup Properties, Inc.	1,175	197,694
EPR Properties	2,110	89,633
Equity Lifestyle Properties, Inc.	5,049	362,417
Equity Residential (SBI)	10,553	671,698
Essex Property Trust, Inc.	1,848	417,777
Extra Space Storage, Inc.	3,775	595,808
Federal Realty Investment Trust (SBI)	2,283	254,623
First Industrial Realty Trust, Inc.	3,752	200,169
Gaming & Leisure Properties	6,942	371,814
Healthcare Trust of America, Inc.	10,806	232,653
Healthpeak Properties, Inc.	15,340	421,543
Highwoods Properties, Inc. (SBI)	2,963	89,986
Host Hotels & Resorts, Inc.	20,129	379,432
Hudson Pacific Properties, Inc.	3,913	44,569
Invitation Homes, Inc.	17,358	564,135
Iron Mountain, Inc.	8,224	448,866
JBG SMITH Properties	3,055	61,528
Kilroy Realty Corp.	3,314	136,007
Kimco Realty Corp.	17,208	386,492
Lamar Advertising Co. Class A	2,459	261,982
Life Storage, Inc.	2,392	258,432
Medical Properties Trust, Inc. (b)	16,865	218,402
Mid-America Apartment Communities, Inc.	3,268	544,841
National Retail Properties, Inc.	5,070	240,065
National Storage Affiliates Trust	2,418	98,654
Omega Healthcare Investors, Inc.	6,691	196,983
Park Hotels & Resorts, Inc.	6,355	93,482
Rayonier, Inc.	4,155	151,200
Realty Income Corp.	17,867	1,211,919
Regency Centers Corp.	4,881	325,221
Rexford Industrial Realty, Inc.	5,229	331,885
SBA Communications Corp. Class A	3,037	903,599
Simon Property Group, Inc.	9,285	1,192,751
SL Green Realty Corp.	1,809	74,440
Spirit Realty Capital, Inc.	3,954	173,502
Store Capital Corp.	7,227	232,782
Sun Communities, Inc.	3,464	543,363
UDR, Inc.	9,211	392,296
Ventas, Inc.	11,374	589,287
VICI Properties, Inc.	27,391	936,224
Vornado Realty Trust	5,007	122,121
Welltower, Inc.	13,467	1,010,564
Weyerhaeuser Co.	20,939	720,930
WP Carey, Inc.	5,874	502,403
		20,791,372
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	8,970	767,025
Howard Hughes Corp. (a)	1,042	89,081
Jones Lang LaSalle, Inc. (a)	1,359	251,238
Opendoor Technologies, Inc. (a)	13,528	29,626
WeWork, Inc. (a)	5,855	9,309
Zillow Group, Inc.:
Class A (a)	1,668	71,657
Class C (a)	4,435	196,071
		1,414,007
TOTAL REAL ESTATE		22,205,379
UTILITIES - 5.6%
Electric Utilities - 2.7%
Alliant Energy Corp.	7,141	385,828
Avangrid, Inc.	2,009	84,720
Constellation Energy Corp.	9,301	793,933
Edison International	10,699	737,161
Entergy Corp.	5,779	625,750
Evergy, Inc.	6,325	396,261
Eversource Energy	9,815	808,069
FirstEnergy Corp.	15,456	632,923
Hawaiian Electric Industries, Inc.	3,094	130,783
IDACORP, Inc.	1,432	151,520
NRG Energy, Inc.	6,506	222,635
OGE Energy Corp.	5,691	223,770
PG&E Corp. (a)	46,835	744,677
Pinnacle West Capital Corp.	3,209	239,231
PPL Corp.	20,984	621,126
Xcel Energy, Inc.	15,535	1,068,342
		7,866,729
Gas Utilities - 0.3%
Atmos Energy Corp.	3,930	461,932
National Fuel Gas Co.	2,495	144,860
UGI Corp.	5,959	237,347
		844,139
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	3,635	114,575
The AES Corp.	18,998	520,735
Vistra Corp.	11,196	258,180
		893,490
Multi-Utilities - 1.9%
Ameren Corp.	7,329	636,670
CenterPoint Energy, Inc.	17,961	540,985
CMS Energy Corp.	8,239	520,622
Consolidated Edison, Inc.	10,105	963,108
DTE Energy Co.	5,493	639,220
NiSource, Inc.	11,551	320,540
Public Service Enterprise Group, Inc.	14,176	877,920
WEC Energy Group, Inc.	8,991	845,064
		5,344,129
Water Utilities - 0.4%
American Water Works Co., Inc.	5,180	810,618
Essential Utilities, Inc.	6,587	307,811
		1,118,429
TOTAL UTILITIES		16,066,916
TOTAL COMMON STOCKS (Cost $249,050,460)		287,782,232

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	57

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	558,185	558,297
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	3,837,191	3,837,575
TOTAL MONEY MARKET FUNDS (Cost $4,395,872)		4,395,872

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $253,446,406)	292,178,161
NET OTHER ASSETS (LIABILITIES) - (1.3)% (e)	(3,860,431)
NET ASSETS - 100.0%	288,317,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Mar 2023	532,580	43,475	43,475

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $27,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	101,705	27,161,395	26,704,803	9,585	-	-	558,297	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	9,145,255	21,873,539	27,181,219	63,787	-	-	3,837,575	0.0%
Total	9,246,960	49,034,934	53,886,022	73,372	-	-	4,395,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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